Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	As of December 31, 2020	Additions	Amortizations	Write-off	Transfers	As of December 31, 2021

Goodwill	618	—	—	—	—	618
Softwares	70	21	(14)	(1)	(1)	75
Commercial rights (i)	310	833	(7)	—	—	1,136
Tradename	39	—	—	—	—	39
Subtotal	1,037	854	(21)	(1)	1	1,868
Lease - right of use: Assets and rights	—	18	—	—	1	19
Subtotal	—	18	—	—	1	19
	1,037	872	(21)	(1)	—	1,887

(i)	Includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.5).

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	787	—	—	—	38	1	(208)	618
Softwares	134	72	(40)	(1)	20	—	(115)	70
Commercial rights	313	6	(8)	—	(1)	—	—	310
Tradename	3,054	—	—	—	713	—	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

	As of December 31, 2018	Additions	Business combination	Amortizations	Exchange rate changes	As of December 31, 2019
Goodwill	618	—	165	—	4	787
Software	60	28	60	(15)	1	134
Commercial rights	296	24	1	(8)	—	313
Tradename	39	—	2,949	—	66	3,054
	1,013	52	3,175	(23)	71	4,288

	As of December 31,
	2021			2020
	Historical cost	Accumulated amortization	Net amount	Historical cost	Accumulated amortization	Net amount

Goodwill	871	(253)	618	1,741	(1,123)	618
Softwares	133	(58)	75	126	(56)	70
Commercial rights	1,160	(24)	1,136	327	(17)	310
Tradename	39	0	39	39	0	39
	2,203	(335)	1,868	2,233	(1,196)	1,037
Lease - right of use:
Assets and rights	28	(9)	19	—	—	—
Total of intangible assets	2,231	(344)	1,887	2,233	(1,196)	1,037

Schedule of additions to intangible assets
	2021	2020
Additions	872	25
Other	(18)	—
Total	854	25